Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Cash and cash equivalents	$ 27,607,244	$ 46,193,173	$ 32,586,352	$ 51,130,992
Short-term investments	11,397,798
Debt	87,175,965	104,214,190
Lease liabilities	5,435,988	5,386,639
Trade and other liabilities	24,392,410	22,673,650
Interest on debt	77,621,904	87,337,251
Interest on lease liabilities	1,471,404	1,711,650
Less Than 12 Months
Financial Risk Management
Debt	3,736,982	4,579,474
Lease liabilities	1,583,871	1,242,957
Trade and other liabilities	19,700,090	18,410,499
Interest on debt	4,401,579	5,428,409
Interest on lease liabilities	443,546	462,912
12-36 Months
Financial Risk Management
Debt	4,500,000	11,478,669
Lease liabilities	2,401,449	2,387,918
Trade and other liabilities	79,493	84,453
Interest on debt	11,128,543	12,561,501
Interest on lease liabilities	552,835	618,152
36-60 Months
Financial Risk Management
Debt	10,000,000	10,000,000
Lease liabilities	894,328	865,556
Trade and other liabilities		32,503
Interest on debt	9,325,699	10,787,915
Interest on lease liabilities	331,066	378,067
Thereafter
Financial Risk Management
Debt	68,938,983	78,156,047
Lease liabilities	556,340	890,208
Trade and other liabilities	4,612,827	4,146,195
Interest on debt	52,766,083	58,559,426
Interest on lease liabilities	$ 143,957	$ 252,519